[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

November 25, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

    Securities Act File No. 333-142592

    Investment Company Act File No. 811-22061

    Post-Effective Amendment No. 18

Ladies and Gentlemen:

On behalf of BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio, each a series of BlackRock Funds II (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the prospectus of each series referenced above into compliance with the requirements of amended Form N-1A.

On or around January 28, 2010, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the financial statements of each series referenced above and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8555.

Very truly yours,

/s/ Edward Gizzi

Edward Gizzi

Enclosures

cc:	Denis Molleur, Esq.
Aaron Wasserman, Esq.
Maria Gattuso, Esq.